UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07687

Nuveen Strategy Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Strategy Aggressive Growth Allocation Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.8%

	EQUITY FUNDS – 77.6%

	Affiliated Equity Funds – 77.6%

525,041	Nuveen Dividend Value Fund (Class R6)	$7,912,364

164,071	Nuveen International Growth Fund (Class R6)	6,833,540

101,802	Nuveen Large Cap Core Fund (Class R6)	3,058,119

69,897	Nuveen Large Cap Growth Opportunities Fund (Class R6)	2,395,365

167,970	Nuveen Large Cap Select Fund (Class I)	4,247,956

135,531	Nuveen Large Cap Value Fund (Class R6)	3,388,280

268,972	Nuveen NWQ International Value Fund (Class I)	6,764,644

388,649	Nuveen NWQ Large-Cap Value Fund (Class I)	2,977,054

34,121	Nuveen Real Asset Income Fund (Class R6)	816,509

72,136	Nuveen Real Estate Securities Fund (Class R6)	1,607,181

61,857	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	2,375,293

94,132	Nuveen Small Cap Growth Opportunities Fund (Class R6)	2,460,610

52,236	Nuveen Small Cap Select Fund (Class I)	612,730

103,620	Nuveen Small Cap Value Fund (Class R6)	2,497,253

144,457	Nuveen Symphony International Equity Fund (Class I)	2,851,586

63,883	Nuveen Symphony Large-Cap Growth Fund (Class I)	2,375,185

104,933	Nuveen Symphony Low Volatility Equity Fund (Class R6)	3,107,053

58,778	Nuveen Winslow Large-Cap Growth Fund (Class R6)	2,404,019
	Total Equity Funds (cost $51,217,352)	58,684,741

	FIXED INCOME FUNDS – 20.2%

	Affiliated Fixed Income Funds – 20.2%

248,215	Nuveen Core Bond Fund (Class R6)	2,417,617

224,002	Nuveen High Yield Municipal Bond Fund (Class R6)	3,825,946

918,062	Nuveen Short Term Bond Fund (Class R6)	9,079,630
	Total Fixed Income Funds (cost $15,036,638)	15,323,193
	Total Long-Term Investments (cost $66,253,990)	74,007,934

NUVEEN	1

Nuveen Strategy Aggressive Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.4%

	Money Market Funds – 0.5%

404,100	First American Treasury Obligations Fund, Class Z	0.652% (4)	N/A	N/A	$404,100

	U.S. Government and Agency Obligations – 1.9%

$1,400	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	1,398,380
	Total Short-Term Investments (cost $1,802,929)				1,802,480
	Total Investments (cost $68,056,919) – 100.2%				75,810,414
	Other Assets Less Liabilities – (0.2)% (6)				(155,683)
	Net Assets – 100%				$75,654,731

Investments in Derivatives as of May 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	68	6/17	$6,412,060	$7,140	$447,290
Mini MSCI Emerging Markets Index	Long	145	6/17	7,277,550	(70,325)	442,656
NASDAQ 100 E-Mini	Short	(20)	6/17	(2,317,300)	(500)	(163,441)
Russell 2000® Mini Index	Short	(74)	6/17	(5,065,670)	3,330	13,800
S&P 500® E-Mini	Short	(89)	6/17	(10,729,395)	(1,780)	(193,460)
S&P MidCap 400® E-Mini	Long	51	6/17	8,772,000	(2,040)	49,869
U.S. Dollar Index	Long	4	6/17	387,416	(1,432)	(11,637)
				$4,736,661	$(65,607)	$585,077
*	The aggregate Notional Amount at Value of long and short positions is $22,849,026 and $(18,112,365), respectively.

Call Options Purchased

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

5	S&P 500® Index	$1,225,000	8/18/17	$2,450	$10,950
5	Total Options Purchased (premiums paid $8,115)	$1,225,000			$10,950

Call Options Written

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(5)	S&P 500® Index	$(1,250,000)	12/15/17	$2,500	$(19,100)
(5)	Total Options Written (premiums received $16,575)	$(1,250,000)			$(19,100)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

2	NUVEEN

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$58,684,741	$—	$—	$58,684,741
Fixed Income Funds	15,323,193	—	—	15,323,193
Short-Term Investments:
Money Market Funds	404,100	—	—	404,100
U.S. Government and Agency Obligations	—	1,398,380	—	1,398,380
Investments in Derivatives:
Futures Contracts*	585,077	—	—	585,077
Options Purchased	10,950	—	—	10,950
Options Written	(19,100)	—	—	(19,100)
Total	$74,988,961	$1,398,380	$—	$76,387,341
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments (excluding investments in derivatives) was $68,413,071.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$8,601,263
Depreciation	(1,203,920)
Net unrealized appreciation (depreciation) of investments	$7,397,343
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	3

Nuveen Strategy Balanced Allocation Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.3%

	EQUITY FUNDS – 56.4%

	Affiliated Equity Funds – 56.4%

1,103,931	Nuveen Dividend Value Fund (Class R6)	$16,636,246

284,737	Nuveen Global Infrastructure Fund (Class R6)	3,140,654

359,729	Nuveen International Growth Fund (Class R6)	14,982,724

230,472	Nuveen Large Cap Core Fund (Class R6)	6,923,368

174,508	Nuveen Large Cap Growth Opportunities Fund (Class R6)	5,980,391

456,889	Nuveen Large Cap Select Fund (Class I)	11,554,715

267,325	Nuveen Large Cap Value Fund (Class R6)	6,683,114

587,441	Nuveen NWQ International Value Fund (Class I)	14,774,130

897,241	Nuveen NWQ Large-Cap Value Fund (Class I)	6,872,865

131,257	Nuveen Real Asset Income Fund (Class R6)	3,140,974

191,079	Nuveen Real Estate Securities Fund (Class R6)	4,257,236

150,749	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	5,788,771

391,612	Nuveen Small Cap Growth Opportunities Fund (Class R6)	10,236,736

274,729	Nuveen Small Cap Select Fund (Class I)	3,222,570

389,529	Nuveen Small Cap Value Fund (Class R6)	9,387,659

308,841	Nuveen Symphony International Equity Fund (Class I)	6,096,528

158,585	Nuveen Symphony Large-Cap Growth Fund (Class I)	5,896,178

243,402	Nuveen Symphony Low Volatility Equity Fund (Class R6)	7,207,124

148,119	Nuveen Winslow Large-Cap Growth Fund (Class R6)	6,058,067
	Total Equity Funds (cost $122,320,802)	148,840,050

	FIXED INCOME FUNDS – 41.9%

	Affiliated Fixed Income Funds – 41.9%

266,082	Nuveen All-American Municipal Bond Fund (Class R6)	3,091,867

3,471,568	Nuveen Core Bond Fund (Class R6)	33,813,071

1,053,990	Nuveen Core Plus Bond Fund (Class R6)	11,636,047

1,046,802	Nuveen High Yield Municipal Bond Fund (Class R6)	17,879,375

991,463	Nuveen Inflation Protected Securities Fund (Class R6)	11,183,706

3,337,047	Nuveen Short Term Bond Fund (Class R6)	33,003,398

834	Nuveen Strategic Income Fund (Class R6)	8,907
	Total Fixed Income Funds (cost $107,259,257)	110,616,371
	Total Long-Term Investments (cost $229,580,059)	259,456,421

4	NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 1.9%

	Money Market Funds – 0.6%

1,617,725	First American Treasury Obligations Fund, Class Z	0.652% (4)	N/A	N/A	$1,617,725

	U.S. Government and Agency Obligations – 1.3%

$3,500	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	3,495,950
	Total Short-Term Investments (cost $5,114,795)				5,113,675
	Total Investments (cost $234,694,854) – 100.2%				264,570,096
	Other Assets Less Liabilities – (0.2)% (6)				(507,869)
	Net Assets – 100%				$264,062,227

Investments in Derivatives as of May 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	113	6/17	$10,655,335	$11,865	$743,292
Mini MSCI Emerging Markets Index	Long	276	6/17	13,852,440	(133,860)	842,573
NASDAQ 100 E-Mini	Short	(69)	6/17	(7,994,685)	(1,725)	(563,825)
Russell 2000® Mini Index	Short	(378)	6/17	(25,875,990)	17,010	38,402
S&P 500® E-Mini	Short	(156)	6/17	(18,806,580)	(3,120)	(344,764)
S&P MidCap 400® E-Mini	Long	46	6/17	7,912,000	(1,840)	44,980
U.S. Dollar Index	Long	13	6/17	1,259,102	(4,654)	(37,822)
				$(18,998,378)	$(116,324)	$722,836
*	The aggregate Notional Amount at Value of long and short positions is $33,678,877 and $(52,677,255), respectively.

Call Options Purchased

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

18	S&P 500® Index	$4,410,000	8/18/17	$2,450	$39,420
18	Total Options Purchased (premiums paid $29,215)	$4,410,000			$39,420

Call Options Written

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(18)	S&P 500® Index	$(4,500,000)	12/15/17	$2,500	$(68,760)
(18)	Total Options Written (premiums received $58,865)	$(4,500,000)			$(68,760)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	5

Nuveen Strategy Balanced Allocation Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$148,840,050	$—	$—	$148,840,050
Fixed Income Funds	110,616,371	—	—	110,616,371
Short-Term Investments:
Money Market Funds	1,617,725	—	—	1,617,725
U.S. Government and Agency Obligations	—	3,495,950	—	3,495,950
Investments in Derivatives:
Futures Contracts*	722,836	—	—	722,836
Options Purchased	39,420	—	—	39,420
Options Written	(68,760)	—	—	(68,760)
Total	$261,767,642	$3,495,950	$—	$265,263,592
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments (excluding investments in derivatives) was $237,085,907.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$32,870,553
Depreciation	(5,386,364)
Net unrealized appreciation (depreciation) of investments	$27,484,189
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

6	NUVEEN

Nuveen Strategy Conservative Allocation Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.2%

	EQUITY FUNDS – 33.6%

	Affiliated Equity Funds – 33.6%

286,785	Nuveen Dividend Value Fund (Class R6)	$4,321,856

287,281	Nuveen Global Infrastructure Fund (Class R6)	3,168,707

50,746	Nuveen International Growth Fund (Class R6)	2,113,556

40,661	Nuveen Large Cap Core Fund (Class R6)	1,221,471

31,487	Nuveen Large Cap Growth Opportunities Fund (Class R6)	1,079,060

107,708	Nuveen Large Cap Select Fund (Class I)	2,723,927

72,192	Nuveen Large Cap Value Fund (Class R6)	1,804,789

67,382	Nuveen NWQ International Value Fund (Class I)	1,694,659

241,590	Nuveen NWQ Large-Cap Value Fund (Class I)	1,850,582

43,463	Nuveen Real Asset Income Fund (Class R6)	1,040,072

25,757	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	989,051

67,827	Nuveen Small Cap Growth Opportunities Fund (Class R6)	1,772,989

166,579	Nuveen Small Cap Select Fund (Class I)	1,953,968

65,674	Nuveen Small Cap Value Fund (Class R6)	1,582,738

51,039	Nuveen Symphony International Equity Fund (Class I)	1,007,514

27,914	Nuveen Symphony Large-Cap Growth Fund (Class I)	1,037,846

41,812	Nuveen Symphony Low Volatility Equity Fund (Class R6)	1,238,043

25,446	Nuveen Winslow Large-Cap Growth Fund (Class R6)	1,040,742
	Total Equity Funds (cost $27,132,726)	31,641,570

	FIXED INCOME FUNDS – 64.6%

	Affiliated Fixed Income Funds – 64.6%

167,321	Nuveen All-American Municipal Bond Fund (Class R6)	1,944,272

1,991,233	Nuveen Core Bond Fund (Class R6)	19,394,613

810,742	Nuveen Core Plus Bond Fund (Class R6)	8,950,592

296,954	Nuveen High Yield Municipal Bond Fund (Class R6)	5,071,973

500,802	Nuveen Inflation Protected Securities Fund (Class R6)	5,649,046

11,852	Nuveen Preferred Securities Fund (Class R6)	208,351

1,572,781	Nuveen Short Term Bond Fund (Class R6)	15,554,805

352,511	Nuveen Strategic Income Fund (Class R6)	3,764,821

15,911	Nuveen Symphony Credit Opportunities Fund (Class R6)	325,854
	Total Fixed Income Funds (cost $60,925,554)	60,864,327
	Total Long-Term Investments (cost $88,058,280)	92,505,897

NUVEEN	7

Nuveen Strategy Conservative Allocation Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 1.1%

1,027,723	First American Treasury Obligations Fund, Class Z	0.652% (4)	N/A	N/A	$1,027,723

	U.S. Government and Agency Obligations – 0.9%

$900	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	898,959
	Total Short-Term Investments (cost $1,926,935)				1,926,682
	Total Investments (cost $89,985,215) – 100.2%				94,432,579
	Other Assets Less Liabilities – (0.2)% (6)				(210,610)
	Net Assets – 100%				$94,221,969

Investments in Derivatives as of May 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	64	6/17	$6,034,880	$6,720	$351,004
Mini MSCI Emerging Markets Index	Long	80	6/17	4,015,200	(38,800)	244,224
NASDAQ 100 E-Mini	Short	(23)	6/17	(2,664,895)	(575)	(187,980)
Russell 2000® Mini Index	Short	(174)	6/17	(11,911,170)	7,830	12,576
S&P 500® E-Mini	Short	(12)	6/17	(1,446,660)	(240)	(29,810)
S&P MidCap 400® E-Mini	Long	4	6/17	688,000	(160)	3,911
U.S. Dollar Index	Long	5	6/17	484,270	(1,790)	(14,547)
				$(4,800,375)	$(27,015)	$379,378
*	The aggregate Notional Amount at Value of long and short positions is $11,222,350 and $(16,022,725), respectively.

Call Options Purchased

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

6	S&P 500® Index	$1,470,000	8/18/17	$2,450	$13,140
6	Total Options Purchased (premiums paid $9,738)	$1,470,000			$13,140

Call Options Written

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(6)	S&P 500® Index	$(1,500,000)	12/15/17	$2,500	$(22,920)
(6)	Total Options Written (premiums received $19,622)	$(1,500,000)			$(22,920)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

8	NUVEEN

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$31,641,570	$—	$—	$31,641,570
Fixed Income Funds	60,864,327	—	—	60,864,327
Short-Term Investments:
Money Market Funds	1,027,723	—	—	1,027,723
U.S. Government and Agency Obligations	—	898,959	—	898,959
Investments in Derivatives:
Futures Contracts*	379,378	—	—	379,378
Options Purchased	13,140	—	—	13,140
Options Written	(22,920)	—	—	(22,920)
Total	$93,903,218	$898,959	$—	$94,802,177
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments (excluding investments in derivatives) was $90,179,805.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$5,694,319
Depreciation	(1,441,545)
Net unrealized appreciation (depreciation) of investments	$4,252,774
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

NUVEEN	9

Nuveen Strategy Growth Allocation Fund

Portfolio of Investments	May 31, 2017 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 98.2%

	EQUITY FUNDS – 75.5%

	Affiliated Equity Funds – 75.5%

834,341	Nuveen Dividend Value Fund (Class R6)	$12,573,519

162,402	Nuveen Global Infrastructure Fund (Class R6)	1,791,290

203,197	Nuveen International Growth Fund (Class R6)	8,463,166

197,983	Nuveen Large Cap Core Fund (Class R6)	5,947,406

137,018	Nuveen Large Cap Growth Opportunities Fund (Class R6)	4,695,596

365,959	Nuveen Large Cap Select Fund (Class I)	9,255,107

231,068	Nuveen Large Cap Value Fund (Class R6)	5,776,710

327,197	Nuveen NWQ International Value Fund (Class I)	8,228,998

787,538	Nuveen NWQ Large-Cap Value Fund (Class I)	6,032,540

79,667	Nuveen Real Asset Income Fund (Class R6)	1,906,440

122,217	Nuveen Real Estate Securities Fund (Class R6)	2,723,004

117,360	Nuveen Santa Barbara Dividend Growth Fund (Class R6)	4,506,633

205,295	Nuveen Small Cap Growth Opportunities Fund (Class R6)	5,366,403

145,858	Nuveen Small Cap Select Fund (Class I)	1,710,918

206,437	Nuveen Small Cap Value Fund (Class R6)	4,975,142

228,429	Nuveen Symphony International Equity Fund (Class I)	4,509,180

126,374	Nuveen Symphony Large-Cap Growth Fund (Class I)	4,698,593

208,089	Nuveen Symphony Low Volatility Equity Fund (Class R6)	6,161,501

115,571	Nuveen Winslow Large-Cap Growth Fund (Class R6)	4,726,868
	Total Equity Funds (cost $90,725,850)	104,049,014

	FIXED INCOME FUNDS – 22.7%

	Affiliated Fixed Income Funds – 22.7%

72,087	Nuveen All-American Municipal Bond Fund (Class R6)	837,652

288,957	Nuveen Core Bond Fund (Class R6)	2,814,438

241,514	Nuveen Core Plus Bond Fund (Class R6)	2,666,316

508,042	Nuveen High Yield Municipal Bond Fund (Class R6)	8,677,357

126,186	Nuveen Inflation Protected Securities Fund (Class R6)	1,423,381

1,503,137	Nuveen Short Term Bond Fund (Class R6)	14,866,024
	Total Fixed Income Funds (cost $30,527,786)	31,285,168
	Total Long-Term Investments (cost $121,253,636)	135,334,182

10	NUVEEN

Shares/ Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.0%

	Money Market Funds – 0.4%

622,233	First American Treasury Obligations Fund, Class Z	0.652% (4)	N/A	N/A	$622,233

	U.S. Government and Agency Obligations – 1.6%

$2,200	U.S. Treasury Bills, (5)	0.000%	7/20/17	AAA	2,197,454
	Total Short-Term Investments (cost $2,820,307)				2,819,687
	Total Investments (cost $124,073,943) – 100.2%				138,153,869
	Other Assets Less Liabilities – (0.2)% (6)				(318,607)
	Net Assets – 100%				$137,835,262

Investments in Derivatives as of May 31, 2017

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value*	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index	Long	103	6/17	$9,712,385	$10,815	$677,513
Mini MSCI Emerging Markets Index	Long	235	6/17	11,794,650	(113,975)	717,408
NASDAQ 100 E-Mini	Short	(34)	6/17	(3,939,410)	(850)	(277,861)
Russell 2000® Mini Index	Short	(148)	6/17	(10,131,340)	6,660	23,539
S&P 500® E-Mini	Short	(197)	6/17	(23,749,335)	(3,940)	(426,375)
S&P MidCap 400® E-Mini	Long	58	6/17	9,976,000	(2,320)	56,714
U.S. Dollar Index	Long	7	6/17	677,978	(2,506)	(20,366)
				$(5,659,072)	$(106,116)	$750,572
*	The aggregate Notional Amount at Value of long and short positions is $32,161,013 and $(37,820,085), respectively.

Call Options Purchased

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

9	S&P 500® Index	$2,205,000	8/18/17	$2,450	$19,710
9	Total Options Purchased (premiums paid $14,607)	$2,205,000			$19,710

Call Options Written

Number of Contracts	Description	Notional Amount (7)	Expiration Date	Strike Price	Value

(9)	S&P 500® Index	$(2,250,000)	12/15/17	$2,500	$(34,380)
(9)	Total Options Written (premiums received $29,433)	$(2,250,000)			$(34,380)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

NUVEEN	11

Nuveen Strategy Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2017 (Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Equity Funds	$104,049,014	$—	$—	$104,049,014
Fixed Income Funds	31,285,168	—	—	31,285,168
Short-Term Investments:
Money Market Funds	622,233	—	—	622,233
U.S. Government and Agency Obligations	—	2,197,454	—	2,197,454
Investments in Derivatives:
Futures Contracts*	750,572	—	—	750,572
Options Purchased	19,710	—	—	19,710
Options Written	(34,380)	—	—	(34,380)
Total	$136,692,317	$2,197,454	$—	$138,889,771
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2017, the cost of investments (excluding investments on derivatives) was $124,742,324.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments on derivatives) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$16,043,251
Depreciation	(2,631,706)
Net unrealized appreciation (depreciation) of investments	$13,411,545
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for the underlying funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov. A copy of the most recent financial statements for the affiliated underlying funds are also available by calling Nuveen at (800) 257-8787 or on its website at http://www.nuveen.com.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(5)	Investment, or portion of investment, segregated as collateral for investments in derivatives. The yield shown is the effective yield as of the end of the reporting period.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not Applicable

EAFE	Europe, Australasia and Far East

MSCI	Morgan Stanley Capital International Inc.

S&P	Standard & Poor’s

12	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Strategy Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 28, 2017